UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 S. Figueroa Street, 39th Floor Los Angeles, California 90017			90017
(Address of principal executive offices)			(Zip code)

Anna Marie Lopez 725 S. Figueroa Street, 39th Floor Los Angeles, California 90017
(Name and address of agent for service)

Copies to:
Julie Allecta, Esq. Paul, Hastings, Janofsky & Walker, LLP 55 Second Street, Twenty-Fourth Floor San Francisco, California 94105
(Counsel for the Registrant)

Registrant’s telephone number, including area code:		(213) 430-1000

Date of fiscal year end:	June 30, 2008

Date of reporting period:	December 31, 2007

Item 1. Report to Stockholders.

Core Value Fund
  Large Cap Value Fund
    Mid-Cap Value Fund
      Small Cap Value Fund
        All Cap Value Fund

HOTCHKIS AND WILEY FUNDS

DECEMBER 31, 2007

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

SHAREHOLDER LETTER	3

FUND PERFORMANCE DATA	5

SCHEDULE OF INVESTMENTS:

CORE VALUE FUND	11

LARGE CAP VALUE FUND	13

MID-CAP VALUE FUND	15

SMALL CAP VALUE FUND	17

ALL CAP VALUE FUND	19

STATEMENTS OF ASSETS AND LIABILITIES	22

STATEMENTS OF OPERATIONS	23

STATEMENTS OF CHANGES IN NET ASSETS	24

FINANCIAL HIGHLIGHTS	26

NOTES TO THE FINANCIAL STATEMENTS	29

FUND EXPENSE EXAMPLES	34

DEAR SHAREHOLDER:

The following investment review and semi-annual report relates to the activities of the Hotchkis and Wiley Funds for the six months ended December 31, 2007.

OVERVIEW

Turmoil in the US mortgage and credit markets continued to create a volatile environment for US equities during the last six months of 2007. Several banks and capital market firms took write-downs tied to mortgage-backed securities and loans to fund leveraged buyout transactions that were delayed or canceled. Changes in top management personnel often ensued. Indeed, some financial institutions posted the first quarterly losses ever endured in their long histories, and raised capital from outside (usually foreign) sources. With the lending climate nearly frozen, the housing sector worsened still further. Worries about a 2008 recession became prominent in investors' minds. Financial and consumer stocks took the brunt of this, falling sharply. Meanwhile, hope remained that global economic growth, combined with a very weak US dollar, would pull forward industries and companies with such exposure. Gold hit a 27-year high, and crude oil prices set an all-time record. Stocks in the energy, commodity and global industrial areas finished up a remarkable year.

In our opinion, many consumer and financial stocks are now grossly undervalued while many commodity-based companies have poor valuation support. As price momentum carries the performance of these sectors further apart, distortions in valuation measures may grow. History indicates that this type of emotional/irrational environment invariably reverts to a market supported by fundamental valuation. We believe it is this shift in the market that should ultimately provide the patient investor with sizable return opportunities.

Recognizing the stress in the financial and housing markets, and the potential impact on employment and consumer welfare, both fiscal and monetary authorities acted to reverse negative trends. The White House and Congress began discussions on aiding homeowners with mortgages due to reset or become delinquent. The Federal Reserve injected liquidity into the financial markets several times, and cut federal funds rates further, from 4.75% to 4.25%. The fixed income yield curve has now steepened meaningfully. The profitability of lending has thus improved for strong credits. This is a very positive development for well capitalized banks. However, the stock market appears focused solely on the problem areas of loan delinquency, the write-downs booked and the potential for more. We believe the stock price downdrafts in banks have generally been far too severe, and are comforted that over past periods bank stocks have recovered long before the cycle of credit losses ends.

We believe that value opportunities arise as the market takes the current state of affairs and extrapolates these trends too far into the future. However, over longer periods of time, the laws of economics should come into play. Expectations can be influenced by short-term headline news and emotion, and prices can become inefficient. Over the longer run, stock prices are driven by long-term earnings power and risk. As a manager, it is our objective to improve the valuation of the portfolios during periods of irrational pricing. Over the past months we have shifted the portfolios out of areas that have benefited from price momentum and reinvested into areas that are out of favor. Based on these actions, we feel the Hotchkis and Wiley portfolios currently represent exceptional value. The majority of our portfolio holdings are reflecting valuations we have rarely seen in the past 20 years. We believe the valuation spread between the stocks we own and others outside the portfolio are in many cases extremely wide. For cyclical stocks with global exposure it is typical to see operating margins at historically high levels. Thus the market seems bifurcated with some stocks trading at higher multiples on peak earnings than many stocks in our portfolios trade at on trough earnings.

Obviously 2007 was a very tough and disappointing year in terms of investment performance for Hotchkis and Wiley. We significantly underperformed our benchmarks during the last half of the year as the dynamics of the current market environment unfolded.

HOTCHKIS AND WILEY CORE VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of –15.82%, –16.00%, and –16.32%, respectively, compared to the S&P 500 Index return of –1.37% and the style-specific Russell 1000 Value Index return of –6.03%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 6 of this report to shareholders.)

Relative weakness versus the value benchmark was primarily due to negative stock selection within the financials and consumer discretionary sectors of the market. Within the financials sector, thrift and/or diversified mortgage stocks Washington Mutual and Freddie Mac, as well as diversified financials company Citigroup and insurer XL Capital, were the main sources of negative performance. Within the consumer discretionary sector, double-digit losses from homebuilders Pulte Homes and Lennar, home improvement giant Home Depot, and media company R.H. Donnelley contributed to weak performance. Our underweight in energy also detracted from performance. Top contributors to performance included software provider Microsoft, utility operators Exelon, Entergy and FPL Group, as well as specialty retailer Gap.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns of –15.02%, –15.13%, –15.43%, and –15.21%, respectively, compared to the S&P 500 Index return of –1.37% and the style-specific Russell 1000 Value Index return of –6.03%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

Relative weakness versus the value benchmark was split evenly between stock selection and sector allocation. Negative stock selection occurred in the consumer discretionary and financials sectors of the portfolio as weak returns from thrift and/or diversified mortgage stocks Washington Mutual and Freddie Mac, as well as diversified financials company Citigroup and insurer XL Capital, hurt performance. Other negative contributors included double-digit losses from media company Idearc, homebuilders Lennar and Centex and home improvement giant Home Depot. Our underweight in energy also detracted from performance. Top contributors to performance included software providers Microsoft and BMC Software and utility operators Exelon and FPL Group, as well as specialty retailer Gap.

HOTCHKIS AND WILEY MID-CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns of –22.51%, –22.61%, –22.89%, and –22.72%, respectively, compared to the Russell Midcap Index return of –3.92% and the Russell Midcap Value Index return of –9.30%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

Relative weakness versus the value benchmark was concentrated in the consumer discretionary sector and to a lesser degree, within the financials sector. Within the consumer discretionary sector, double-digit losses from homebuilders Pulte Homes and Lennar, media companies R.H. Donnelley, Citadel Broadcasting and Interpublic Group of Cos., as well as apparel manufacturer Jones Apparel Group contributed to weak performance. Within the financials sector, insurers Conseco, XL Capital and Genworth Financial were the main sources of weak stock selection. Our underweight in energy also detracted from performance. Top contributors to performance included software provider BMC Software, equipment manufacturer Flowserve, utility operator FPL Group, as well as specialty retailer Gap.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of –25.73%, –25.84%, and –26.10%, respectively, compared to the Russell 2000 Index return of –7.53% and the Russell 2000 Value Index return of –13.08%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.)

Relative weakness versus the value benchmark was primarily due to a combination of an overweight and negative stock selection within the consumer discretionary and industrials sectors of the market. Within the consumer discretionary sector, media companies Westwood One and Valassis Communications, and homebuilders WCI Communities, California Coastal Communities, Beazer Homes USA and M.D.C. Holdings were sources of negative performance. Within the industrials sector, staffing companies Hudson Highland Group and Kelly Services, mortgage services provider PHH, and equipment manufacturer Miller Industries posted losses which also detracted from performance. Offsetting some of the losses within the industrials sector were double-digit gains from equipment manufacturer Flowserve and defense contractor EDO. Coal manufacturer Foundation Coal Holdings and chemicals manufacturer Agrium also helped performance.

HOTCHKIS AND WILEY ALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of –18.12%, –18.26%, and –18.57%, respectively, compared to the S&P 500 Index return of –1.37% and the Russell 3000 Value Index return of –6.62%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.)

Relative weakness versus the value benchmark was concentrated in a number of stocks including equipment manufacturer Miller Industries, staffing company Hudson Highland Group, home improvement giant Home Depot, media company Westwood One and real estate company MI Developments. Strong relative performance from software provider Microsoft, utility operator Exelon and equipment manufacturer Flowserve were leading contributors to performance.

We appreciate your continued support of the Hotchkis and Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Anna Marie Lopez President	George Davis Portfolio Manager	Sheldon Lieberman Portfolio Manager

Patty McKenna Portfolio Manager	James Miles Portfolio Manager	Stan Majcher Portfolio Manager

David Green Portfolio Manager	Scott McBride Portfolio Manager	Judd Peters Portfolio Manager

The above reflects opinions of portfolio managers as of December 31, 2007. They are subject to change and any forecasts made cannot be guaranteed. The Funds might not continue to hold any securities mentioned and have no obligation to disclose purchases or sales in these securities. Please refer to the Schedule of Investments in this report for a complete list of fund holdings for December 31, 2007. Past performance does not guarantee future results. Indexes do not incur expenses or sales loads and are not available for investment.

Fund Performance Data

ABOUT FUND PERFORMANCE

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares. The Core Value Fund, Small Cap Value Fund and All Cap Value Fund have three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. The Large Cap Value Fund, Small Cap Value Fund and All Cap Value Fund are closed to new investors, except as described in the prospectuses.

Class I shares have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

Class A shares incur a maximum initial sales charge of 5.25% and an annual distribution and service fee of 0.25%.

Class C shares are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase. Class C shares automatically convert to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees.

Class R shares have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are available only to certain retirement plans.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, access our website at www.hwcm.com or by calling 1-866-HW-FUNDS.

Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Funds' investment advisor pays annual operating expenses of the Funds' Class I, Class A, Class C and Class R shares over certain levels. If the investment advisor did not pay such expenses during certain periods, net returns would be lower. Dividends paid by each class of shares will vary because of the different levels of distribution and service fees, if any, applicable to each class, which are deducted from the income available to be paid to shareholders. Performance of all Funds except the Core Value Fund and All Cap Value Fund includes that of predecessor funds.

FUND RISKS

Mutual fund investing involves risk; loss of principal is possible. The Small Cap Value Fund, Mid-Cap Value Fund and All Cap Value Fund invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. The All Cap Value Fund is a non-diversified fund which involves greater risk than investing in diversified funds, such as business risk, significant stock price fluctuations and sector concentration. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

MARKET INDEXES

The following are definitions for indexes used in the shareholder letter and the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investment in major stocks in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book values and lower forecasted growth values.

Russell 2000® Index, an unmanaged index, is a stock market index comprised of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Fund Performance Data

CORE VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2007	Six months	1 Year	Since 8/30/04*
Class I
Average annual total return	–15.82%	–11.10%	8.92%
Class A
Average annual total return (with sales charge)	–20.40%	–16.06%	6.90%
Average annual total return (without sales charge)	–16.00%	–11.40%	8.63%
Class C
Average annual total return (with CDSC)	–17.32%	–13.04%	7.84%
Average annual total return (without CDSC)	–16.32%	–12.04%	7.84%
S&P 500 Index††
Average annual total return	–1.37%	5.49%	11.12%
Russell 1000 Index††
Average annual total return	–1.31%	5.77%	11.78%
Russell 1000 Value Index††
Average annual total return	–6.03%	–0.17%	12.34%

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I, Class A and Class C.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

LARGE CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2007	Six months	1 Year	5 Years	10 Years	Since 6/24/87*
Class I
Average annual total return	–15.02%	–10.55%	13.52%	7.67%	10.39%
Class A
Average annual total return (with sales charge)	–19.59%	–15.44%	12.00%	6.89%	9.87%
Average annual total return (without sales charge)	–15.13%	–10.75%	13.22%	7.47%	10.16%
Class C
Average annual total return (with CDSC)	–16.43%	–12.36%	12.42%	6.64%	9.30%
Average annual total return (without CDSC)	–15.43%	–11.36%	12.42%	6.64%	9.30%
Class R
Average annual total return	–15.21%	–10.98%	13.08%	7.19%	9.87%
S&P 500 Index††
Average annual total return	–1.37%	5.49%	12.83%	5.91%	10.42%
Russell 1000 Index††
Average annual total return	–1.31%	5.77%	13.43%	6.20%	10.56%
Russell 1000 Value Index††
Average annual total return	–6.03%	–0.17%	14.63%	7.68%	n/a

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

MID-CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2007	Six Months	1 Year	5 Years	10 Years	Since 1/2/97*
Class I
Average annual total return	–22.51%	–16.96%	15.89%	12.71%	14.34%
Class A
Average annual total return (with sales charge)	–26.68%	–21.52%	14.37%	11.83%	13.52%
Average annual total return (without sales charge)	–22.61%	–17.19%	15.61%	12.43%	14.07%
Class C
Average annual total return (with CDSC)	–23.89%	–18.73%	14.79%	11.61%	13.22%
Average annual total return (without CDSC)	–22.89%	–17.73%	14.79%	11.61%	13.22%
Class R
Average annual total return	–22.72%	–17.37%	15.64%	12.31%	13.92%
Russell Midcap Index††
Average annual total return	–3.92%	5.60%	18.21%	9.91%	11.65%
Russell Midcap Value Index††
Average annual total return	–9.30%	–1.42%	17.92%	10.18%	12.30%

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A, Class C — 1/2/01; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell Midcap Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

SMALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2007	Six Months	1 Year	5 Years	10 Years	Since 9/20/85*
Class I
Average annual total return	–25.73%	–18.74%	14.05%	9.17%	12.11%
Class A
Average annual total return (with sales charge)	–29.73%	–23.22%	12.54%	8.51%	11.60%
Average annual total return (without sales charge)	–25.84%	–18.97%	13.76%	9.10%	11.87%
Class C
Average annual total return (with CDSC)	–27.10%	–20.45%	13.00%	8.16%	11.05%
Average annual total return (without CDSC)	–26.10%	–19.45%	13.00%	8.16%	11.05%
Russell 2000 Index††
Average annual total return	–7.53%	–1.57%	16.25%	7.08%	10.62%
Russell 2000 Value Index††
Average annual total return	–13.08%	–9.78%	15.80%	9.06%	n/a

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/6/00; Class C — 2/4/02.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations less than $3 billion.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

ALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2007	Six Months	1 Year	Since 12/31/02*
Class I
Average annual total return	–18.12%	–11.33%	15.11%
Class A
Average annual total return (with sales charge)	–22.53%	–16.15%	13.77%
Average annual total return (without sales charge)	–18.26%	–11.52%	14.99%
Class C
Average annual total return (with CDSC)	–19.57%	–13.15%	13.98%
Average annual total return (without CDSC)	–18.57%	–12.15%	13.98%
S&P 500 Index††
Average annual total return	–1.37%	5.49%	12.83%
Russell 3000 Index††
Average annual total return	–1.84%	5.14%	13.63%
Russell 3000 Value Index††
Average annual total return	–6.62%	–1.01%	14.69%

Returns shown for Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class C — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I and Class A.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Schedule of Investments — December 31, 2007

Hotchkis and Wiley Core Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
CA, Inc.	5.16%
Electronic Data Systems Corporation	5.09%
Wal-Mart Stores, Inc.	3.75%
Freddie Mac	3.63%
Exelon Corporation	3.45%
Microsoft Corporation	3.30%
The Travelers Companies, Inc.	3.08%
Genworth Financial, Inc.	3.04%
Home Depot, Inc.	2.98%
Royal Dutch Shell PLC - Class B - ADR	2.93%

COMMON STOCKS — 97.66%	Shares Held	Value
CONSUMER DISCRETIONARY — 14.09% Auto Components — 0.13%
Magna International, Inc.	31,300	$2,517,459
Household Durables — 5.28%
Centex Corporation	1,993,200	50,348,232
Lennar Corporation — Class A	1,231,400	22,029,746
Pulte Homes, Inc.	2,905,600	30,625,024
		103,003,002
Media — 3.69%
Idearc, Inc.	676,500	11,879,340
Interpublic Group of Companies, Inc. (a)	4,594,400	37,260,584
R.H. Donnelley Corporation (a)	625,500	22,818,240
		71,958,164
Specialty Retail — 4.99%
The Gap, Inc.	1,385,500	29,483,440
Home Depot, Inc.	2,158,400	58,147,296
Limited Brands, Inc.	505,500	9,569,115
		97,199,851
TOTAL CONSUMER DISCRETIONARY		274,678,476
CONSUMER STAPLES — 6.38% Food & Staples Retailing — 4.90%
Safeway, Inc.	657,000	22,475,970
Wal-Mart Stores, Inc.	1,538,200	73,110,646
		95,586,616
Tobacco — 1.48%
Altria Group, Inc.	380,900	28,788,422
TOTAL CONSUMER STAPLES		124,375,038
ENERGY — 3.64% Oil, Gas & Consumable Fuels — 3.64%
Royal Dutch Shell PLC — Class B — ADR	687,300	57,045,900
Sunoco, Inc.	191,400	13,865,016
		70,910,916
TOTAL ENERGY		70,910,916

	Shares Held	Value
FINANCIALS — 33.52% Commercial Banks — 5.25%
Comerica, Inc.	479,300	$20,863,929
KeyCorp	386,800	9,070,460
National City Corporation	1,065,000	17,529,900
UnionBanCal Corporation	200,400	9,801,564
Wachovia Corporation	1,186,500	45,122,595
		102,388,448
Consumer Finance — 0.38%
Capital One Financial Corporation	155,400	7,344,204
Diversified Financial Services — 7.01%
Bank of America Corporation	1,098,222	45,312,640
Citigroup, Inc.	1,281,400	37,724,416
JPMorgan Chase & Company	1,226,200	53,523,630
		136,560,686
Insurance — 12.91%
Conseco, Inc. (a)	1,276,500	16,032,840
Genworth Financial, Inc.	2,329,300	59,280,685
Hartford Financial Services Group, Inc.	101,800	8,875,942
MetLife, Inc.	820,000	50,528,400
The Travelers Companies, Inc.	1,114,700	59,970,860
Unum Group	1,228,100	29,216,499
XL Capital Limited	549,200	27,630,252
		251,535,478
Real Estate Management & Development — 1.45%
The St. Joe Company	798,300	28,347,633
Thrifts & Mortgage Finance — 6.52%
Freddie Mac	2,076,000	70,729,320
Washington Mutual, Inc.	4,145,300	56,417,533
		127,146,853
TOTAL FINANCIALS		653,323,302

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2007

Hotchkis and Wiley Core Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 9.15% Health Care Equipment & Supplies — 1.53%
Covidien Limited	674,400	$29,869,176
Pharmaceuticals — 7.62%
AstraZeneca PLC — ADR	565,000	24,193,300
Bristol-Myers Squibb Company	529,200	14,034,384
Eli Lilly & Company	846,800	45,210,652
Johnson & Johnson	245,900	16,401,530
Pfizer, Inc.	2,141,600	48,678,568
		148,518,434
TOTAL HEALTH CARE		178,387,610
INDUSTRIALS — 5.77% Aerospace & Defense — 2.81%
Empresa Brasileira de Aeronautica SA — ADR	338,700	15,441,333
Northrop Grumman Corporation	501,500	39,437,960
		54,879,293
Air Freight & Logistics — 0.43%
FedEx Corporation	93,600	8,346,312
Industrial Conglomerates — 2.53%
Tyco International Limited	1,243,000	49,284,950
TOTAL INDUSTRIALS		112,510,555
INFORMATION TECHNOLOGY — 18.05% Electronic Equipment & Instruments — 2.86%
Tyco Electronics Limited	1,499,600	55,680,148
IT Services — 5.09%
Electronic Data Systems Corporation	4,787,400	99,242,802
Software — 10.10%
CA, Inc.	4,027,006	100,473,799
Microsoft Corporation	1,805,200	64,265,120
Oracle Corporation (a)	1,417,600	32,009,408
		196,748,327
TOTAL INFORMATION TECHNOLOGY		351,671,277
MATERIALS — 0.28% Chemicals — 0.28%
Eastman Chemical Company	88,700	5,418,683
TOTAL MATERIALS		5,418,683

	Shares Held	Value
UTILITIES — 6.78% Electric Utilities — 6.78%
Entergy Corporation	383,300	$45,812,016
Exelon Corporation	824,000	67,271,360
FPL Group, Inc.	279,600	18,951,288
		132,034,664
TOTAL UTILITIES		132,034,664
Total investments — 97.66% (Cost $2,143,713,013)		1,903,310,521
Time deposit* — 2.65%		51,725,312
Liabilities in excess of other assets — (0.31)%		(6,076,011)
Net assets — 100.00%		$1,948,959,822

(a) — Non-income producing security.

ADR — American Depository Receipt.

* — Time deposit with Bank of America bears interest at 3.71% and matures on 1/2/2008. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2007

Hotchkis and Wiley Large Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Electronic Data Systems Corporation	5.16%
CA, Inc.	4.95%
Eastman Chemical Company	4.05%
Exelon Corporation	4.02%
Wal-Mart Stores, Inc.	3.92%
Freddie Mac	3.60%
Royal Dutch Shell PLC - Class B - ADR	3.58%
Microsoft Corporation	3.21%
Genworth Financial, Inc.	3.18%
Lennar Corporation - Class A and B	3.14%

COMMON STOCKS — 98.39%	Shares Held	Value
CONSUMER DISCRETIONARY — 14.05% Household Durables — 4.79%
Centex Corporation	2,747,700	$69,406,902
Lennar Corporation — Class A (b)	5,227,300	93,516,397
Lennar Corporation — Class B (b)	2,305,820	38,276,612
		201,199,911
Media — 1.90%
Idearc, Inc.	4,535,500	79,643,380
Specialty Retail — 6.05%
AutoNation, Inc. (a)	2,920,800	45,739,728
The Gap, Inc.	2,915,300	62,037,584
Home Depot, Inc.	4,712,347	126,950,628
Limited Brands, Inc.	1,039,000	19,668,270
		254,396,210
Textiles, Apparel & Luxury Goods — 1.31%
Jones Apparel Group, Inc.	3,441,800	55,034,382
TOTAL CONSUMER DISCRETIONARY		590,273,883
CONSUMER STAPLES — 5.32% Food & Staples Retailing — 3.92%
Wal-Mart Stores, Inc.	3,470,200	164,938,606
Tobacco — 1.40%
Altria Group, Inc.	777,200	58,740,776
TOTAL CONSUMER STAPLES		223,679,382
ENERGY — 4.48% Oil, Gas & Consumable Fuels — 4.48%
Royal Dutch Shell PLC — Class B — ADR	1,814,000	150,562,000
Sunoco, Inc.	518,800	37,581,872
		188,143,872
TOTAL ENERGY		188,143,872

	Shares Held	Value
FINANCIALS — 31.22% Commercial Banks — 4.22%
Comerica, Inc.	957,500	$41,679,975
National City Corporation	1,099,800	18,102,708
UnionBanCal Corporation	390,300	19,089,573
Wachovia Corporation	2,591,700	98,562,351
		177,434,607
Diversified Financial Services — 7.05%
Bank of America Corporation	2,217,633	91,499,538
Citigroup, Inc.	2,599,500	76,529,280
JPMorgan Chase & Company	2,934,300	128,082,195
		296,111,013
Insurance — 13.57%
Genworth Financial, Inc.	5,253,500	133,701,575
The Hanover Insurance Group, Inc.	1,220,000	55,876,000
MetLife, Inc.	1,749,400	107,798,028
The Travelers Companies, Inc.	1,932,700	103,979,260
Unum Group	4,503,200	107,131,128
XL Capital Limited	1,227,100	61,735,401
		570,221,392
Thrifts & Mortgage Finance — 6.38%
Freddie Mac	4,440,900	151,301,463
Washington Mutual, Inc.	8,601,200	117,062,332
		268,363,795
TOTAL FINANCIALS		1,312,130,807
HEALTH CARE — 9.33% Health Care Equipment & Supplies — 1.47%
Covidien Limited	1,391,500	61,629,535

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2007

Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares Held	Value
Pharmaceuticals — 7.86%
AstraZeneca PLC — ADR	1,327,400	$56,839,268
Bristol-Myers Squibb Company	1,193,200	31,643,664
Eli Lilly & Company	1,929,800	103,032,022
Johnson & Johnson	549,200	36,631,640
Pfizer, Inc.	4,506,100	102,423,653
		330,570,247
TOTAL HEALTH CARE		392,199,782
INDUSTRIALS — 4.48% Aerospace & Defense — 2.01%
Northrop Grumman Corporation	1,073,500	84,420,040
Industrial Conglomerates — 2.47%
Tyco International Limited	2,616,500	103,744,225
TOTAL INDUSTRIALS		188,164,265
INFORMATION TECHNOLOGY — 18.23% Electronic Equipment & Instruments — 2.58%
Tyco Electronics Limited	2,920,600	108,441,878
IT Services — 5.16%
Electronic Data Systems Corporation	10,460,100	216,837,873
Software — 10.49%
BMC Software, Inc. (a)	2,750,900	98,042,076
CA, Inc.	8,344,541	208,196,298
Microsoft Corporation	3,785,300	134,756,680
		440,995,054
TOTAL INFORMATION TECHNOLOGY		766,274,805
MATERIALS — 4.05% Chemicals — 4.05%
Eastman Chemical Company	2,785,000	170,135,650
TOTAL MATERIALS		170,135,650

	Shares Held	Value
UTILITIES — 7.23%
Electric Utilities — 7.23%
Entergy Corporation	608,300	$72,704,016
Exelon Corporation	2,069,000	168,913,160
FPL Group, Inc.	915,100	62,025,478
		303,642,654
TOTAL UTILITIES		303,642,654
Total investments — 98.39% (Cost $4,367,897,168)		4,134,645,100
Time deposit* — 2.63%		110,729,523
Liabilities in excess of other assets — (1.02)%		(42,888,797)
Net assets — 100.00%		$4,202,485,826

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 5 in Notes to the Financial Statements.

ADR — American Depository Receipt.

* — Time deposit with Wachovia bears interest at 3.71% and matures on 1/2/2008. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2007

Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Electronic Data Systems Corporation	5.39%
CA, Inc.	5.10%
Limited Brands, Inc.	4.15%
Eastman Chemical Company	4.10%
Safeway, Inc.	3.84%
Unum Group	3.80%
BMC Software, Inc.	3.61%
Jones Apparel Group, Inc.	3.38%
IKON Office Solutions, Inc.	3.31%
Genworth Financial, Inc.	3.28%

COMMON STOCKS — 99.05%	Shares Held	Value
CONSUMER DISCRETIONARY — 27.66% Auto Components — 0.69%
Magna International, Inc.	252,300	$20,292,489
Hotels, Restaurants & Leisure — 0.18%
Yum! Brands, Inc.	139,100	5,323,357
Household Durables — 4.86%
Beazer Homes USA, Inc.	1,782,900	13,246,947
Centex Corporation	2,250,800	56,855,208
Furniture Brands International, Inc.	1,255,600	12,631,336
Pulte Homes, Inc.	5,636,000	59,403,440
		142,136,931
Media — 7.40%
Citadel Broadcasting Corporation (b)	16,281,900	33,540,714
Idearc, Inc.	643,200	11,294,592
Interpublic Group of Companies, Inc. (a)	11,181,800	90,684,398
R.H. Donnelley Corporation (a)	1,483,566	54,120,488
Valassis Communications, Inc. (a)	2,311,700	27,023,773
		216,663,965
Specialty Retail — 10.90%
AutoNation, Inc. (a)	3,902,300	61,110,018
Foot Locker, Inc.	4,251,300	58,072,758
The Gap Inc.	1,301,800	27,702,304
Limited Brands, Inc.	6,418,400	121,500,312
Rent-A-Center, Inc. (a) (b)	3,497,400	50,782,248
		319,167,640
Textiles, Apparel & Luxury Goods — 3.63%
Jones Apparel Group, Inc. (b)	6,186,400	98,920,536
Liz Claiborne, Inc.	367,600	7,480,660
		106,401,196
TOTAL CONSUMER DISCRETIONARY		809,985,578

	Shares Held	Value
CONSUMER STAPLES — 4.78% Food & Staples Retailing — 4.78%
BJ's Wholesale Club, Inc. (a)	817,100	$27,642,493
Safeway, Inc.	3,286,400	112,427,744
		140,070,237
TOTAL CONSUMER STAPLES		140,070,237
ENERGY — 1.38% Oil, Gas & Consumable Fuels — 1.38%
Sunoco, Inc.	558,000	40,421,520
TOTAL ENERGY		40,421,520
FINANCIALS — 29.41% Commercial Banks — 8.89%
Comerica, Inc.	2,000,000	87,060,000
First Horizon National Corporation	1,363,800	24,752,970
KeyCorp	2,569,500	60,254,775
National City Corporation	2,317,900	38,152,634
UnionBanCal Corporation	1,023,200	50,044,712
		260,265,091
Insurance — 15.38%
CNA Financial Corporation	1,429,424	48,200,177
Conseco, Inc. (a)	7,460,900	93,708,904
Genworth Financial, Inc.	3,774,000	96,048,300
The Hanover Insurance Group, Inc.	1,028,700	47,114,460
Unum Group	4,682,500	111,396,675
XL Capital Limited	1,070,800	53,871,948
		450,340,464
Real Estate Management & Development — 5.14%
MI Developments, Inc. (b)	2,671,600	74,457,492
The St. Joe Company	2,141,500	76,044,665
		150,502,157
TOTAL FINANCIALS		861,107,712

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2007

Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares Held	Value
INDUSTRIALS — 10.06% Aerospace & Defense — 1.02%
Empresa Brasileira de Aeronautica SA — ADR	653,100	$29,774,829
Commercial Services & Supplies — 4.78%
IKON Office Solutions, Inc. (b)	7,452,581	97,032,604
PHH Corporation (a)	2,432,300	42,905,772
		139,938,376
Machinery — 0.78%
Flowserve Corporation	237,500	22,847,500
Marine — 0.54%
Alexander & Baldwin, Inc.	307,600	15,890,616
Road & Rail — 2.94%
Avis Budget Group, Inc. (a)	618,650	8,042,450
Con-way, Inc.	1,881,700	78,165,818
		86,208,268
TOTAL INDUSTRIALS		294,659,589
INFORMATION TECHNOLOGY — 15.87% IT Services — 5.54%
Electronic Data Systems Corporation	7,611,300	157,782,249
Unisys Corporation (a)	965,400	4,566,342
		162,348,591
Software — 10.33%
BMC Software, Inc. (a)	2,968,300	105,790,212
CA, Inc.	5,990,144	149,454,093
Novell, Inc. (a)	6,858,000	47,114,460
		302,358,765
TOTAL INFORMATION TECHNOLOGY		464,707,356
MATERIALS — 5.07% Chemicals — 5.07%
Ashland, Inc.	597,200	28,325,196
Eastman Chemical Company	1,966,000	120,102,940
		148,428,136
TOTAL MATERIALS		148,428,136

	Shares Held	Value
UTILITIES — 4.82% Electric Utilities — 4.82%
FPL Group, Inc.	1,269,600	$86,053,488
Great Plains Energy, Inc.	485,900	14,246,588
Portland General Electric Company	1,463,900	40,667,142
		140,967,218
TOTAL UTILITIES		140,967,218
Total investments — 99.05% (Cost $3,290,933,626)		2,900,347,346
Time deposit* — 1.72%		50,234,123
Liabilities in excess of other assets — (0.77)%		(22,465,378)
Net assets — 100.00%		$2,928,116,091

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 5 in Notes to the Financial Statements.

ADR — American Depository Receipt.

* — Time deposit with Wachovia bears interest at 3.71% and matures on 1/2/2008. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2007

Hotchkis and Wiley Small Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
MI Developments, Inc.	5.28%
The Hanover Insurance Group, Inc.	4.77%
MDC Holdings, Inc.	4.61%
Great Plains Energy, Inc.	4.59%
CapLease, Inc.	4.17%
Lodgian, Inc.	4.13%
IKON Office Solutions, Inc.	4.05%
The Warnaco Group, Inc.	3.73%
Foundation Coal Holdings, Inc.	3.52%
Kelly Services, Inc.	3.51%

COMMON STOCKS — 96.39%	Shares Held	Value
CONSUMER DISCRETIONARY — 29.35% Hotels, Restaurants & Leisure — 4.13%
Lodgian, Inc. (a) (b)	1,496,109	$16,846,187
Household Durables — 7.66%
Beazer Homes USA, Inc.	552,500	4,105,075
Brookfield Homes Corporation	43,064	680,411
California Coastal Communities, Inc. (a)	442,000	2,598,960
Furniture Brands International, Inc.	190,900	1,920,454
MDC Holdings, Inc.	506,800	18,817,484
Russ Berrie & Company, Inc. (a)	191,900	3,139,484
		31,261,868
Media — 6.03%
Live Nation, Inc. (a)	147,700	2,144,604
R.H. Donnelley Corporation (a)	98,400	3,589,632
Valassis Communications, Inc. (a)	923,100	10,791,039
Westwood One, Inc.	4,062,900	8,085,171
		24,610,446
Specialty Retail — 4.37%
Group 1 Automotive, Inc.	167,300	3,973,375
Pacific Sunwear Of California (a)	700,600	9,885,466
Rent-A-Center, Inc. (a)	125,400	1,820,808
The Wet Seal, Inc. — Class A (a)	913,100	2,127,523
		17,807,172
Textiles, Apparel & Luxury Goods — 7.16%
Jones Apparel Group, Inc.	562,500	8,994,375
K-Swiss, Inc.	93,600	1,694,160
Phillips-Van Heusen	89,100	3,284,226
The Warnaco Group, Inc. (a)	437,300	15,218,040
		29,190,801
TOTAL CONSUMER DISCRETIONARY		119,716,474

	Shares Held	Value
CONSUMER STAPLES — 3.91% Food & Staples Retailing — 3.91%
BJ's Wholesale Club, Inc. (a)	287,800	$9,736,274
Great Atlantic & Pacific Tea Company (a)	83,572	2,618,311
Winn-Dixie Stores, Inc. (a)	213,500	3,601,745
		15,956,330
TOTAL CONSUMER STAPLES		15,956,330
ENERGY — 3.52% Oil, Gas & Consumable Fuels — 3.52%
Foundation Coal Holdings, Inc.	273,300	14,348,250
TOTAL ENERGY		14,348,250
FINANCIALS — 26.31% Commercial Banks — 0.67%
Webster Financial Corporation	84,800	2,711,056
Insurance — 12.40%
Conseco, Inc. (a)	241,800	3,037,008
Employers Holdings, Inc.	811,000	13,551,810
The Hanover Insurance Group, Inc.	424,900	19,460,420
PMA Capital Corporation (a)	418,600	3,440,892
Quanta Capital Holdings Limited (a)	191,000	487,050
United America Indemnity Limited (a)	532,928	10,615,926
		50,593,106
Real Estate Investment Trusts — 6.41%
CapLease, Inc.	2,021,300	17,019,346
Lexington Realty Trust	628,500	9,138,390
		26,157,736
Real Estate Management & Development — 6.03%
MI Developments, Inc.	772,600	21,532,362
The St. Joe Company	85,700	3,043,207
		24,575,569

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2007

Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares Held	Value
Thrifts & Mortgage Finance — 0.80%
Home Federal Bancorp, Inc.	325,800	$3,271,032
TOTAL FINANCIALS		107,308,499
INDUSTRIALS — 24.11% Commercial Services & Supplies — 13.95%
Hudson Highland Group, Inc. (a) (b)	1,517,900	12,765,539
IKON Office Solutions, Inc.	1,267,800	16,506,756
Kelly Services, Inc.	767,100	14,314,086
PHH Corporation (a)	446,000	7,867,440
Spherion Corporation (a)	745,600	5,427,968
		56,881,789
Machinery — 6.00%
Flowserve Corporation	126,800	12,198,160
Miller Industries, Inc. (a) (b)	896,900	12,278,561
		24,476,721
Marine — 0.71%
Alexander & Baldwin, Inc.	55,900	2,887,794
Road & Rail — 3.45%
Avis Budget Group, Inc. (a)	98,000	1,274,000
Con-way, Inc.	308,400	12,810,936
		14,084,936
TOTAL INDUSTRIALS		98,331,240
INFORMATION TECHNOLOGY — 1.88% IT Services — 0.20%
Unisys Corporation (a)	173,900	822,547
Software — 1.68%
Novell, Inc. (a)	999,400	6,865,878
TOTAL INFORMATION TECHNOLOGY		7,688,425
MATERIALS — 1.10% Chemicals — 1.10%
Ashland, Inc.	78,300	3,713,769
Tronox, Inc. — Class A	82,500	734,250
Tronox, Inc. — Class B	6,800	58,820
		4,506,839
TOTAL MATERIALS		4,506,839

	Shares Held	Value
UTILITIES — 6.21% Electric Utilities — 6.21%
Great Plains Energy, Inc.	638,400	$18,717,888
Portland General Electric Company	237,800	6,606,084
		25,323,972
TOTAL UTILITIES		25,323,972
Total investments — 96.39% (Cost $431,581,724)		393,180,029
Time deposit* — 3.86%		15,765,549
Liabilities in excess of other assets — (0.25)%		(1,037,542)
Net assets — 100.00%		$407,908,036

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 5 in Notes to the Financial Statements.

* — Time deposit with Wachovia bears interest at 3.71% and matures on 1/2/2008. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2007

Hotchkis and Wiley All Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Bank of America Corporation	12.25%
Electronic Data Systems Corporation	9.90%
MI Developments, Inc.	7.48%
CA, Inc.	7.07%
Hudson Highland Group, Inc.	5.80%
Home Depot, Inc.	5.47%
Miller Industries, Inc.	4.82%
Wal-Mart Stores, Inc.	4.69%
Exelon Corporation	4.63%
Wachovia Corporation	3.51%

COMMON STOCKS — 99.53%	Shares Held	Value
CONSUMER DISCRETIONARY — 13.96% Hotels, Restaurants & Leisure — 2.71%
Lodgian, Inc. (a)	197,300	$2,221,598
Household Durables — 3.03%
Centex Corporation	98,500	2,488,110
Media — 0.05%
Westwood One, Inc.	21,100	41,989
Specialty Retail — 8.17%
Home Depot, Inc.	166,846	4,494,831
Limited Brands, Inc.	117,100	2,216,703
		6,711,534
TOTAL CONSUMER DISCRETIONARY		11,463,231
CONSUMER STAPLES — 4.69% Food & Staples Retailing — 4.69%
Wal-Mart Stores, Inc.	81,000	3,849,930
TOTAL CONSUMER STAPLES		3,849,930
FINANCIALS — 31.95% Commercial Banks — 3.51%
Wachovia Corporation	75,700	2,878,871
Diversified Financial Services — 13.19%
Bank of America Corporation	243,700	10,055,062
Citigroup, Inc.	26,300	774,272
		10,829,334
Insurance — 5.59%
The Hanover Insurance Group, Inc.	37,500	1,717,500
The Travelers Companies, Inc.	37,400	2,012,120
Unum Group	36,100	858,819
		4,588,439
Real Estate Investment Trusts — 2.18%
CapLease, Inc.	212,900	1,792,618

	Shares Held	Value
Real Estate Management & Development — 7.48%
MI Developments, Inc.	220,400	$6,142,548
TOTAL FINANCIALS		26,231,810
HEALTH CARE — 2.35% Pharmaceuticals — 2.35%
Eli Lilly & Company	14,200	758,138
Pfizer, Inc.	51,500	1,170,595
		1,928,733
TOTAL HEALTH CARE		1,928,733
INDUSTRIALS — 15.47% Commercial Services & Supplies — 6.79%
Hudson Highland Group, Inc. (a)	566,400	4,763,424
IKON Office Solutions, Inc.	62,200	809,844
		5,573,268
Industrial Conglomerates — 3.07%
Tyco International Limited	63,525	2,518,766
Machinery — 5.61%
Flowserve Corporation	6,800	654,160
Miller Industries, Inc. (a)	288,798	3,953,644
		4,607,804
TOTAL INDUSTRIALS		12,699,838
INFORMATION TECHNOLOGY — 21.99% Electronic Equipment & Instruments — 2.07%
Tyco Electronics Limited	45,825	1,701,483
IT Services — 9.90%
Electronic Data Systems Corporation	392,100	8,128,233
Software — 10.02%
CA, Inc.	232,600	5,803,370
Microsoft Corporation	68,100	2,424,360
		8,227,730
TOTAL INFORMATION TECHNOLOGY		18,057,446

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2007

Hotchkis and Wiley All Cap Value Fund (Unaudited)

	Shares Held	Value
MATERIALS — 3.02% Chemicals — 3.02%
Eastman Chemical Company	40,600	$2,480,254
TOTAL MATERIALS		2,480,254
UTILITIES — 6.10% Electric Utilities — 6.10%
Entergy Corporation	10,100	1,207,152
Exelon Corporation	46,600	3,804,424
		5,011,576
TOTAL UTILITIES		5,011,576
Total investments — 99.53% (Cost $85,686,722)		81,722,818
Time deposit* — 1.97%		1,618,202
Liabilities in excess of other assets — (1.50)%		(1,232,164)
Net assets — 100.00%		$82,108,856

(a) — Non-income producing security.

* — Time deposit with Bank of America bears interest at 3.71% and matures on 1/2/2008. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

(This page intentionally left blank)

Statements of Assets & Liabilities

DECEMBER 31, 2007 (UNAUDITED)

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Assets:
Investments, at value*
Unaffiliated issuers	$1,903,310,521	$4,002,852,091	$2,545,613,752	$351,289,742	$81,722,818
Affiliated issuers	—	131,793,009	354,733,594	41,890,287	—
Time deposit	51,725,312	110,729,523	50,234,123	15,765,549	1,618,202
Dividends and interest receivable	1,751,125	4,120,711	4,566,180	2,097,882	97,641
Receivable for investments sold	—	5,526,473	8,413,475	179,282	286,852
Receivable for Fund shares sold	7,698,330	6,141,140	3,959,378	360,418	87,069
Other assets	102,003	230,411	185,376	28,863	34,005
Total assets	$1,964,587,291	$4,261,393,358	$2,967,705,878	$411,612,023	$83,846,587
Liabilities:
Payable for investments purchased	$1,738,742	$501,378	$916,395	$527,951	$168,350
Payable for Fund shares repurchased	10,951,504	50,763,944	33,896,725	2,640,846	1,348,123
Payable to Advisor	1,255,134	2,826,422	1,944,348	267,769	56,556
Accrued expenses and other liabilities	1,682,089	4,815,788	2,832,319	267,421	164,702
Total liabilities	15,627,469	58,907,532	39,589,787	3,703,987	1,737,731
Net assets	$1,948,959,822	$4,202,485,826	$2,928,116,091	$407,908,036	$82,108,856
Net Assets consist of:
Paid in capital	$2,200,132,229	$4,419,568,508	$3,327,968,163	$443,764,524	$83,309,128
Undistributed net investment income (accumulated net investment loss)	(14,014)	(19,680)	45,626	2,004,080	46,205
Undistributed net realized gain (loss) on securities	(10,755,901)	16,189,066	(9,311,418)	541,127	2,717,427
Net unrealized depreciation of securities	(240,402,492)	(233,252,068)	(390,586,280)	(38,401,695)	(3,963,904)
Net assets	$1,948,959,822	$4,202,485,826	$2,928,116,091	$407,908,036	$82,108,856
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$1,562,593,254	$1,825,151,025	$2,176,631,980	$341,775,940	$27,245,291
Shares outstanding (unlimited shares $0.001 par value authorized)	131,674,693	89,621,593	106,237,149	10,289,271	1,732,088
Net asset value per share	$11.87	$20.37	$20.49	$33.22	$15.73
Calculation of Net Asset Value Per Share — Class A
Net assets	$301,491,031	$2,068,671,910	$620,949,525	$60,313,021	$32,647,429
Shares outstanding (unlimited shares $0.001 par value authorized)	25,411,748	101,896,531	30,484,589	1,812,685	2,075,242
Net asset value per share	$11.86	$20.30	$20.37	$33.27	$15.73
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$12.52	$21.42	$21.50	$35.11	$16.60
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$84,875,537	$235,346,154	$111,553,996	$5,819,075	$22,216,136
Shares outstanding (unlimited shares $0.001 par value authorized)	7,241,728	11,733,945	5,762,458	188,007	1,462,374
Net asset value per share	$11.72	$20.06	$19.36	$30.95	$15.19
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class R
Net assets		$73,316,737	$18,980,590
Shares outstanding (unlimited shares $0.001 par value authorized)		3,580,543	921,907
Net asset value per share		$20.48	$20.59
*Cost of investments
Unaffiliated issuers	$2,143,713,013	$4,158,480,270	$2,773,162,813	$370,406,884	$85,686,722
Affiliated issuers	—	209,416,898	517,770,813	61,174,840	—

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Investment income:
Income*
Dividends Unaffiliated issuers	$23,477,645	$57,690,035	$23,780,447	$4,580,337	$988,414
Affiliated issuers	—	2,092,718	3,716,845	—	—
Interest	1,381,369	1,428,615	1,505,842	340,929	38,326
Total income	24,859,014	61,211,368	29,003,134	4,921,266	1,026,740
Expenses:
Advisory fees	8,733,407	20,053,804	15,017,826	1,927,541	450,762
Professional fees and expenses	38,305	91,825	70,797	17,544	11,360
Custodian fees and expenses	54,131	105,448	87,737	19,179	9,296
Transfer agent fees and expenses	1,519,175	4,708,850	4,093,915	597,368	65,090
Accounting fees and expenses	152,560	377,018	283,706	54,718	19,904
Administration fees and expenses	313,760	728,188	537,254	69,038	16,099
Trustees' fees and expenses	34,685	87,537	65,255	9,351	2,382
Reports to shareholders	260,004	329,748	302,584	24,194	10,827
Registration fees	40,686	53,351	36,894	23,603	25,153
Distribution and service fees — Class A	655,843	3,281,529	1,099,939	110,081	60,617
Distribution and service fees — Class C	638,763	1,778,774	914,103	49,958	176,274
Distribution and service fees — Class R	—	226,088	58,450	—	—
Other expenses	45,054	129,056	96,715	14,611	3,911
Total expenses	12,486,373	31,951,216	22,665,175	2,917,186	851,675
Less, expense waiver by Advisor (Note 2)	(129,043)	—	—	—	—
Net expenses	12,357,330	31,951,216	22,665,175	2,917,186	851,675
Net investment income	12,501,684	29,260,152	6,337,959	2,004,080	175,065
Realized and Unrealized Gain (Loss) on Securities:
Net realized gains (losses) from sales of Unaffiliated issuers	(2,897,996)	230,295,944	57,198,389	1,317,007	3,097,191
Affiliated issuers	—	(181,251,978)	(36,089,569)	(171,537)	—
Net change in unrealized depreciation of securities	(415,197,910)	(965,100,288)	(1,091,222,178)	(166,001,666)	(29,455,743)
Net losses on securities	(418,095,906)	(916,056,322)	(1,070,113,358)	(164,856,196)	(26,358,552)
Net Decrease in Net Assets Resulting from Operations	$(405,594,222)	$(886,796,170)	$(1,063,775,399)	$(162,852,116)	$(26,183,487)
*Net of Foreign Taxes Withheld	$77,833	$39,582	$297,128	$37,937	$12,245

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Core Value Fund		Large Cap Value Fund		Mid-Cap Value Fund
	Six months ended December 31, 2007 (unaudited)	Year ended June 30, 2007	Six months ended December 31, 2007 (unaudited)	Year ended June 30, 2007	Six months ended December 31, 2007 (unaudited)	Year ended June 30, 2007
Operations:
Net investment income (loss)	$12,501,684	$11,314,479	$29,260,152	$47,129,501	$6,337,959	$15,825,699
Net realized gain (loss) on securities	(2,897,996)	150,501,139	49,043,966	447,083,574	21,108,820	582,515,988
Net change in unrealized appreciation (depreciation) of securities	(415,197,910)	176,883,741	(965,100,288)	552,680,159	(1,091,222,178)	299,883,961
Net increase (decrease) in net assets resulting from operations	(405,594,222)	338,699,359	(886,796,170)	1,046,893,234	(1,063,775,399)	898,225,648
Dividends and Distributions to Shareholders:
Investment income — net:
Class I	(16,756,552)	(7,444,390)	(24,445,606)	(26,679,719)	(17,605,580)	(1,662,121)
Class A	(1,910,537)	(2,873,143)	(20,846,914)	(27,716,061)	(2,537,457)	—
Class C	(15,089)	—	(288,340)	(963,704)	—	—
Class R	—	—	(476,173)	(646,435)	(33,893)	—
Realized gain on securities — net:
Class I	(102,706,283)	(18,736,527)	(166,352,921)	(93,733,369)	(372,401,415)	(299,281,858)
Class A	(20,784,734)	(11,331,671)	(189,640,228)	(118,094,581)	(107,514,131)	(107,705,371)
Class C	(5,904,382)	(3,128,681)	(22,374,659)	(18,354,299)	(21,238,299)	(24,255,979)
Class R	—	—	(6,525,008)	(3,773,796)	(3,191,824)	(2,342,894)
Net decrease in net assets resulting from dividends and distributions to shareholders	(148,077,577)	(43,514,412)	(430,949,849)	(289,961,964)	(524,522,599)	(435,248,223)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(41,167,141)	647,605,250	(766,009,419)	(120,757,112)	(594,527,265)	416,683,753
Net Assets:
Total increase (decrease) in net assets	(594,838,940)	942,790,197	(2,083,755,438)	636,174,158	(2,182,825,263)	879,661,178
Beginning of period	2,543,798,762	1,601,008,565	6,286,241,264	5,650,067,106	5,110,941,354	4,231,280,176
End of period	$1,948,959,822	$2,543,798,762	$4,202,485,826	$6,286,241,264	$2,928,116,091	$5,110,941,354
Undistributed net investment income (accumulated net investment loss)	$(14,014)	$6,166,480	$(19,680)	$16,777,201	$45,626	$13,884,597

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund		All Cap Value Fund
	Six months ended December 31, 2007 (unaudited)	Year ended June 30, 2007	Six months ended December 31, 2007 (unaudited)	Year ended June 30, 2007
Operations:
Net investment income (loss)	$2,004,080	$343,365	$175,065	$(389,038)
Net realized gain (loss) on securities	1,145,470	48,998,985	3,097,191	11,908,245
Net change in unrealized appreciation (depreciation) of securities	(166,001,666)	35,879,929	(29,455,743)	20,570,797
Net increase (decrease) in net assets resulting from operations	(162,852,116)	85,222,279	(26,183,487)	32,090,004
Dividends and Distributions to Shareholders:
Investment income — net:
Class I	—	(916,052)	(84,066)	—
Class A	—	(49,668)	(44,794)	—
Class C	—	—	—	—
Class R	—	—	—	—
Realized gain on securities — net:
Class I	(37,215,564)	(46,202,867)	(2,985,960)	(3,879,290)
Class A	(6,833,327)	(11,978,196)	(3,656,212)	(5,693,281)
Class C	(696,152)	(1,456,084)	(2,619,799)	(3,985,927)
Class R	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(44,745,043)	(60,602,867)	(9,390,831)	(13,558,498)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(46,781,023)	(121,183,783)	(38,325,390)	(74,924,632)
Net Assets:
Total increase (decrease) in net assets	(254,378,182)	(96,564,371)	(73,899,708)	(56,393,126)
Beginning of period	662,286,218	758,850,589	156,008,564	212,401,690
End of period	$407,908,036	$662,286,218	$82,108,856	$156,008,564
Undistributed net investment income (accumulated net investment loss)	$2,004,080	$—	$46,205	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions
Core Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/07*	$15.26	$0.08	$(2.48)	$(2.40)	$(0.14)	$(0.85)	$(0.99)
Year ended 6/30/2007	12.85	0.11	2.68	2.79	(0.11)	(0.27)	(0.38)
Year ended 6/30/2006	12.28	0.14	0.51	0.65	(0.05)	(0.03)	(0.08)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.08	2.23	2.31	(0.03)	—	(0.03)
Class A
Six months ended 12/31/07*	15.21	0.06	(2.48)	(2.42)	(0.08)	(0.85)	(0.93)
Year ended 6/30/2007	12.80	0.07	2.68	2.75	(0.07)	(0.27)	(0.34)
Year ended 6/30/2006	12.26	0.11	0.50	0.61	(0.04)	(0.03)	(0.07)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.05	2.24	2.29	(0.03)	—	(0.03)
Class C
Six months ended 12/31/07*	15.01	0.01	(2.45)	(2.44)	(0.00)	(0.85)	(0.85)
Year ended 6/30/2007	12.66	(0.03)	2.65	2.62	—	(0.27)	(0.27)
Year ended 6/30/2006	12.19	0.01	0.50	0.51	(0.01)	(0.03)	(0.04)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.01	2.20	2.21	(0.02)	—	(0.02)

				Ratios to Average Net Assets
Core Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/07*	$11.87	(15.82)%	$1,562,593	0.95%	0.96%	1.20%
Year ended 6/30/2007	15.26	21.80	1,712,419	0.95	0.98	0.77
Year ended 6/30/2006	12.85	5.31	765,092	0.95	0.99	1.08
Period from 8/30/2004[1] to 6/30/2005	12.28	23.16	36,586	0.95[4]	1.30[4]	0.96[4]
Class A
Six months ended 12/31/07*	11.86	(16.00)	301,491	1.20	1.21	0.89
Year ended 6/30/2007	15.21	21.57	670,824	1.20	1.21	0.49
Year ended 6/30/2006	12.80	5.01	673,032	1.20	1.23	0.82
Period from 8/30/2004[1] to 6/30/2005	12.26	22.93	21,684	1.20[4]	1.50[4]	0.73[4]
Class C
Six months ended 12/31/07*	11.72	(16.32)	84,876	1.95	1.96	0.14
Year ended 6/30/2007	15.01	20.77	160,555	1.90	1.96	(0.21)
Year ended 6/30/2006	12.66	4.24	162,885	1.95	1.98	0.06
Period from 8/30/2004[1] to 6/30/2005	12.19	22.10	15,483	1.95[4]	2.26[4]	(0.02)[4]

	Six Months Ended	Year Ended June 30		Period August 30, 2004[1]
	December 31, 2007*	2007	2006	through June 30, 2005
Portfolio turnover rate	38%	44%	13%	13%

		Income from investment operations			Dividends and distributions
Large Cap Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/07*	$26.62	$0.16	$(4.11)	$(3.95)	$(0.28)	$(2.02)	$(2.30)
Year ended 6/30/2007	23.42	0.25	4.25	4.50	(0.29)	(1.01)	(1.30)
Year ended 6/30/2006	23.47	0.33	0.40	0.73	(0.25)	(0.53)	(0.78)
Year ended 6/30/2005	20.09	0.17	3.42	3.59	(0.13)	(0.08)	(0.21)
Year ended 6/30/2004	15.26	0.10	4.92	5.02	(0.12)	(0.07)	(0.19)
Year ended 6/30/2003	15.99	0.17	0.36	0.53	(0.16)	(1.10)	(1.26)
Class A
Six months ended 12/31/07*	26.51	0.13	(4.11)	(3.98)	(0.21)	(2.02)	(2.23)
Year ended 6/30/2007	23.32	0.19	4.24	4.43	(0.23)	(1.01)	(1.24)
Year ended 6/30/2006	23.39	0.27	0.39	0.66	(0.20)	(0.53)	(0.73)
Year ended 6/30/2005	20.04	0.15	3.38	3.53	(0.10)	(0.08)	(0.18)
Year ended 6/30/2004	15.25	0.11	4.85	4.96	(0.10)	(0.07)	(0.17)
Year ended 6/30/2003	15.98	0.16	0.35	0.51	(0.14)	(1.10)	(1.24)
Class C
Six months ended 12/31/07*	26.12	0.03	(4.04)	(4.01)	(0.03)	(2.02)	(2.05)
Year ended 6/30/2007	22.96	0.03	4.19	4.22	(0.05)	(1.01)	(1.06)
Year ended 6/30/2006	23.07	0.09	0.39	0.48	(0.06)	(0.53)	(0.59)
Year ended 6/30/2005	19.84	0.04	3.29	3.33	(0.02)	(0.08)	(0.10)
Year ended 6/30/2004	15.15	(0.13)	4.93	4.80	(0.04)	(0.07)	(0.11)
Year ended 6/30/2003	15.92	(0.16)	0.56	0.40	(0.07)	(1.10)	(1.17)
Class R
Six months ended 12/31/07*	26.68	0.09	(4.13)	(4.04)	(0.14)	(2.02)	(2.16)
Year ended 6/30/2007	23.47	0.12	4.28	4.40	(0.18)	(1.01)	(1.19)
Year ended 6/30/2006	23.56	0.22	0.39	0.61	(0.17)	(0.53)	(0.70)
Year ended 6/30/2005	20.25	0.14	3.36	3.50	(0.11)	(0.08)	(0.19)
Period from 8/30/2003[1] to 6/30/2004	16.26	0.02	3.97	3.99	—	—	—

				Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/07*	$20.37	(15.02)%	$1,825,151	0.98%	0.98%	1.28%
Year ended 6/30/2007	26.62	19.63	2,669,807	0.98	0.98	0.98
Year ended 6/30/2006	23.42	3.10	2,119,374	0.98	0.98	1.40
Year ended 6/30/2005	23.47	17.95	1,235,903	0.99	0.99	1.22
Year ended 6/30/2004	20.09	33.20	200,719	1.03	1.06	0.85
Year ended 6/30/2003	15.26	4.95	44,077	1.05	1.34	1.32
Class A
Six months ended 12/31/07*	20.30	(15.13)	2,068,672	1.23	1.23	1.03
Year ended 6/30/2007	26.51	19.35	3,060,990	1.22	1.22	0.73
Year ended 6/30/2006	23.32	2.82	2,959,444	1.22	1.22	1.15
Year ended 6/30/2005	23.39	17.68	2,440,384	1.24	1.24	0.96
Year ended 6/30/2004	20.04	32.78	311,596	1.28	1.31	0.60
Year ended 6/30/2003	15.25	4.79	28,704	1.30	1.59	1.07
Class C
Six months ended 12/31/07*	20.06	(15.43)	235,346	1.98	1.98	0.24
Year ended 6/30/2007	26.12	18.62	452,182	1.83	1.97	0.12
Year ended 6/30/2006	22.96	2.08	488,480	1.97	1.97	0.40
Year ended 6/30/2005	23.07	16.80	506,674	1.99	1.99	0.22
Year ended 6/30/2004	19.84	31.83	78,986	2.03	2.06	(0.14)
Year ended 6/30/2003	15.15	4.05	2,408	2.05	2.34	0.32
Class R
Six months ended 12/31/07*	20.48	(15.21)	73,317	1.48	1.48	0.77
Year ended 6/30/2007	26.68	19.06	103,263	1.48	1.48	0.49
Year ended 6/30/2006	23.47	2.59	82,770	1.49	1.49	0.92
Year ended 6/30/2005	23.56	17.35	25,933	1.49	1.49	0.77
Period from 8/30/2003[1] to 6/30/2004	20.25	24.54	1,665	1.71[4]	1.74[4]	0.53[4]

	Six Months Ended	Year Ended June 30,
	December 31, 2007*	2007	2006	2005	2004	2003
Portfolio turnover rate	28%	40%	27%	14%	5%	35%

1  Commencement of operations.

2  Effective 7/1/2005, net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/07*	$31.99	$0.06	$(7.20)	$(7.14)	$(0.20)	$(4.16)	$(4.36)
Year ended 6/30/2007	28.91	0.14	5.98	6.12	(0.02)	(3.02)	(3.04)
Year ended 6/30/2006	28.55	0.12	2.27	2.39	(0.13)	(1.90)	(2.03)
Year ended 6/30/2005	24.53	0.10	4.83	4.93	(0.07)	(0.84)	(0.91)
Year ended 6/30/2004	17.64	0.11	7.19	7.30	(0.08)	(0.33)	(0.41)
Year ended 6/30/2003	17.01	0.13	0.89	1.02	(0.05)	(0.34)	(0.39)
Class A
Six months ended 12/31/07*	31.75	0.02	(7.14)	(7.12)	(0.10)	(4.16)	(4.26)
Year ended 6/30/2007	28.77	0.06	5.94	6.00	—	(3.02)	(3.02)
Year ended 6/30/2006	28.41	0.05	2.25	2.30	(0.04)	(1.90)	(1.94)
Year ended 6/30/2005	24.43	0.04	4.81	4.85	(0.03)	(0.84)	(0.87)
Year ended 6/30/2004	17.61	0.06	7.15	7.21	(0.06)	(0.33)	(0.39)
Year ended 6/30/2003	16.99	0.09	0.90	0.99	(0.03)	(0.34)	(0.37)
Class C
Six months ended 12/31/07*	30.43	(0.08)	(6.83)	(6.91)	—	(4.16)	(4.16)
Year ended 6/30/2007	27.83	(0.11)	5.73	5.62	—	(3.02)	(3.02)
Year ended 6/30/2006	27.70	(0.17)	2.20	2.03	—	(1.90)	(1.90)
Year ended 6/30/2005	23.99	(0.15)	4.70	4.55	—	(0.84)	(0.84)
Year ended 6/30/2004	17.38	(0.11)	7.05	6.94	—	(0.33)	(0.33)
Year ended 6/30/2003	16.87	(0.02)	0.87	0.85	—	(0.34)	(0.34)
Class R
Six months ended 12/31/07*	32.01	(0.01)	(7.21)	(7.22)	(0.04)	(4.16)	(4.20)
Year ended 6/30/2007	29.05	(0.02)	6.00	5.98	—	(3.02)	(3.02)
Year ended 6/30/2006	28.71	(0.03)	2.28	2.25	(0.01)	(1.90)	(1.91)
Year ended 6/30/2005	24.78	(0.05)	4.89	4.84	(0.07)	(0.84)	(0.91)
Period from 8/30/2003[1] to 6/30/2004	19.33	0.02	5.84	5.86	(0.08)	(0.33)	(0.41)

				Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/07*	$20.49	(22.51)%	$2,176,632	1.03%	1.03%	0.42%
Year ended 6/30/2007	31.99	21.87	3,681,426	1.02	1.02	0.44
Year ended 6/30/2006	28.91	8.53	2,873,684	1.01	1.01	0.40
Year ended 6/30/2005	28.55	20.41	2,244,061	1.03	1.03	0.36
Year ended 6/30/2004	24.53	41.67	908,242	1.03	1.03	0.50
Year ended 6/30/2003	17.64	6.46	162,404	1.15	1.22	0.84
Class A
Six months ended 12/31/07*	20.37	(22.61)	620,950	1.28	1.28	0.16
Year ended 6/30/2007	31.75	21.56	1,150,029	1.26	1.26	0.19
Year ended 6/30/2006	28.77	8.27	1,088,854	1.27	1.27	0.16
Year ended 6/30/2005	28.41	20.13	1,075,253	1.28	1.28	0.16
Year ended 6/30/2004	24.43	41.21	755,749	1.28	1.28	0.25
Year ended 6/30/2003	17.61	6.26	60,159	1.40	1.47	0.60
Class C
Six months ended 12/31/07*	19.36	(22.89)	111,554	2.03	2.03	(0.61)
Year ended 6/30/2007	30.43	20.88	252,320	1.81	2.01	(0.36)
Year ended 6/30/2006	27.83	7.46	246,242	2.01	2.01	(0.58)
Year ended 6/30/2005	27.70	19.23	252,381	2.03	2.03	(0.58)
Year ended 6/30/2004	23.99	40.19	201,360	2.04	2.04	(0.50)
Year ended 6/30/2003	17.38	5.40	15,209	2.15	2.22	(0.15)
Class R
Six months ended 12/31/07*	20.59	(22.72)	18,981	1.53	1.53	(0.06)
Year ended 6/30/2007	32.01	21.27	27,167	1.52	1.52	(0.06)
Year ended 6/30/2006	29.05	7.99	22,501	1.51	1.51	(0.10)
Year ended 6/30/2005	28.71	19.83	20,038	1.53	1.53	(0.18)
Period from 8/30/2003[1] to 6/30/2004	24.78	30.58	4,032	1.72[4]	1.72[4]	(0.10)[4]

	Six Months Ended	Year Ended June 30,
	December 31, 2007*	2007	2006	2005	2004	2003
Portfolio turnover rate	24%	45%	55%	27%	25%	56%

		Income from investment operations			Dividends and distributions
Small Cap Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/07*	$50.00	$0.18	$(12.93)	$(12.75)	—	$(4.03)	$(4.03)
Year ended 6/30/2007	48.13	0.06	6.42	6.48	(0.09)	(4.52)	(4.61)
Year ended 6/30/2006	52.52	0.18	2.57	2.75	(0.14)	(7.00)	(7.14)
Year ended 6/30/2005	50.54	(0.08)	9.36	9.28	—	(7.30)	(7.30)
Year ended 6/30/2004	34.55	(0.06)	16.90	16.84	(0.02)	(0.83)	(0.85)
Year ended 6/30/2003	31.83	0.05	2.72	2.77	(0.05)	—	(0.05)
Class A
Six months ended 12/31/07*	50.14	0.10	(12.94)	(12.84)	—	(4.03)	(4.03)
Year ended 6/30/2007	48.30	(0.06)	6.44	6.38	(0.02)	(4.52)	(4.54)
Year ended 6/30/2006	52.74	0.06	2.58	2.64	(0.08)	(7.00)	(7.08)
Year ended 6/30/2005	50.84	(0.20)	9.40	9.20	—	(7.30)	(7.30)
Year ended 6/30/2004	34.81	(0.17)	17.03	16.86	—	(0.83)	(0.83)
Year ended 6/30/2003	32.12	(0.02)	2.76	2.74	(0.05)	—	(0.05)
Class C
Six months ended 12/31/07*	47.18	(0.08)	(12.12)	(12.20)	—	(4.03)	(4.03)
Year ended 6/30/2007	45.83	(0.22)	6.09	5.87	—	(4.52)	(4.52)
Year ended 6/30/2006	50.67	(0.32)	2.48	2.16	—	(7.00)	(7.00)
Year ended 6/30/2005	49.45	(0.56)	9.08	8.52	—	(7.30)	(7.30)
Year ended 6/30/2004	34.13	(0.50)	16.65	16.15	—	(0.83)	(0.83)
Year ended 6/30/2003	31.71	(0.24)	2.68	2.44	(0.02)	—	(0.02)

				Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/07*	$33.22	(25.73)%	$341,776	1.07%	1.07%	0.87%
Year ended 6/30/2007	50.00	14.32	526,706	1.01	1.01	0.12
Year ended 6/30/2006	48.13	5.13	553,660	1.04	1.04	0.35
Year ended 6/30/2005	52.52	19.49	518,365	1.06	1.06	(0.16)
Year ended 6/30/2004	50.54	49.06	324,984	1.14	1.14	(0.12)
Year ended 6/30/2003	34.55	8.72	136,680	1.22	1.25	0.18
Class A
Six months ended 12/31/07*	33.27	(25.84)	60,313	1.32	1.32	0.49
Year ended 6/30/2007	50.14	14.03	120,897	1.26	1.26	(0.14)
Year ended 6/30/2006	48.30	4.86	184,473	1.30	1.30	0.12
Year ended 6/30/2005	52.74	19.20	232,453	1.31	1.31	(0.40)
Year ended 6/30/2004	50.84	48.70	217,833	1.39	1.39	(0.37)
Year ended 6/30/2003	34.81	8.57	111,208	1.47	1.50	(0.07)
Class C
Six months ended 12/31/07*	30.95	(26.10)	5,819	2.06	2.06	(0.39)
Year ended 6/30/2007	47.18	13.65	14,683	1.60	2.01	(0.48)
Year ended 6/30/2006	45.83	4.07	20,717	2.04	2.04	(0.63)
Year ended 6/30/2005	50.67	18.30	26,792	2.06	2.06	(1.15)
Year ended 6/30/2004	49.45	47.62	25,132	2.14	2.14	(1.13)
Year ended 6/30/2003	34.13	7.66	8,676	2.22	2.25	(0.82)

	Six Months Ended	Year Ended June 30,
	December 31, 2007*	2007	2006	2005	2004	2003
Portfolio turnover rate	26%	31%	52%	49%	64%	54%

1  Commencement of operations.

2  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions
All Cap Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/07*	$21.55	$0.07	$(3.95)	$(3.88)	$(0.05)	$(1.89)	$(1.94)
Year ended 6/30/2007	19.36	0.02	3.87	3.89	—	(1.70)	(1.70)
Year ended 6/30/2006	20.36	0.21	(0.26)	(0.05)	(0.27)	(0.68)	(0.95)
Year ended 6/30/2005	17.02	0.16	3.27	3.43	(0.03)	(0.06)	(0.09)
Year ended 6/30/2004	12.58	0.00	4.46	4.46	(0.01)	(0.01)	(0.02)
Period from 12/31/2002[1] to 6/30/2003	10.00	0.02	2.56	2.58	—	—	—
Class A
Six months ended 12/31/07*	21.55	0.04	(3.95)	(3.91)	(0.02)	(1.89)	(1.91)
Year ended 6/30/2007	19.40	(0.03)	3.88	3.85	—	(1.70)	(1.70)
Year ended 6/30/2006	20.40	0.17	(0.26)	(0.09)	(0.23)	(0.68)	(0.91)
Year ended 6/30/2005	17.09	0.11	3.28	3.39	(0.02)	(0.06)	(0.08)
Year ended 6/30/2004	12.62	(0.04)	4.53	4.49	(0.01)	(0.01)	(0.02)
Period from 12/31/2002[1] to 6/30/2003	10.00	0.02	2.60	2.62	—	—	—
Class C
Six months ended 12/31/07*	20.94	(0.03)	(3.83)	(3.86)	—	(1.89)	(1.89)
Year ended 6/30/2007	19.00	(0.14)	3.78	3.64	—	(1.70)	(1.70)
Year ended 6/30/2006	20.02	0.01	(0.25)	(0.24)	(0.10)	(0.68)	(0.78)
Year ended 6/30/2005	16.88	(0.02)	3.22	3.20	—	(0.06)	(0.06)
Period from 8/28/2003[1] to 6/30/2004	14.32	(0.14)	2.71	2.57	—	(0.01)	(0.01)

				Ratios to Average Net Assets
All Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/07*	$15.73	(18.12)%	$27,245	1.03%	1.03%	0.72%
Year ended 6/30/2007	21.55	20.82	44,410	0.98	0.98	0.12
Year ended 6/30/2006	19.36	(0.24)	59,891	0.97	0.97	1.01
Year ended 6/30/2005	20.36	20.14	54,969	1.04	1.04	0.88
Year ended 6/30/2004	17.02	35.48	22,678	1.15	1.25	0.03
Period from 12/31/2002[1] to 6/30/2003	12.58	25.80	3,560	1.10[4]	5.84[4]	0.40[4]
Class A
Six months ended 12/31/07*	15.73	(18.26)	32,647	1.27	1.27	0.43
Year ended 6/30/2007	21.55	20.56	64,743	1.23	1.23	(0.14)
Year ended 6/30/2006	19.40	(0.50)	92,689	1.22	1.22	0.83
Year ended 6/30/2005	20.40	19.84	112,898	1.29	1.29	0.61
Year ended 6/30/2004	17.09	35.56	35,438	1.40	1.50	(0.22)
Period from 12/31/2002[1] to 6/30/2003	12.62	26.20	—	1.10[4]	5.84[4]	0.40[4]
Class C
Six months ended 12/31/07*	15.19	(18.57)	22,216	2.02	2.02	(0.33)
Year ended 6/30/2007	20.94	19.85	46,856	1.79	1.98	(0.69)
Year ended 6/30/2006	19.00	(1.25)	59,822	1.97	1.97	0.05
Year ended 6/30/2005	20.02	18.98	66,074	2.04	2.04	(0.14)
Period from 8/28/2003[1] to 6/30/2004	16.88	17.97	20,739	2.35[4]	2.46[4]	(0.96)[4]

	Six Months Ended	Year Ended June 30,				Period December 31, 2002[1]
	December 31, 2007*	2007	2006	2005	2004	through June 30, 2003
Portfolio turnover rate	56%	53%	73%	39%	30%	11%

1  Commencement of operations.

2  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor waived a portion of its advisory fee and reimbursed a portion of the Fund's expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

DECEMBER 31, 2007 (UNAUDITED)

NOTE 1.

Organization and Significant Accounting Policies. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of five series of shares. The Hotchkis and Wiley Core Value Fund, the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund (collectively, the "H&W Funds") are diversified series and the Hotchkis and Wiley All Cap Value Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust.

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares: Class I, Class A, Class C and Class R. The Core Value Fund, Small Cap Value Fund and All Cap Value Fund have three classes of shares: Class I, Class A and Class C. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class C and Class R shares bear certain expenses related to the distribution and servicing expenditures. The Large Cap Value Fund, Small Cap Value Fund and All Cap Value Fund are closed to new investors, except as described in the prospectuses.

The Funds' unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Federal Income Taxes: It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Income and Expense Allocation: Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid semi-annually for the Large Cap Value Fund and annually for the Core Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security Transactions and Investment Income: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

NOTE 2.

Fees and Transactions with Affiliates. The Trust has entered into an Investment Advisory Agreement for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which the officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holdings, Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2008.

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Annual Advisory Fee Rate	0.75%[1]	0.75%[1]	0.75%[1]	0.75%	0.75%
Annual cap on expenses — Class I	0.95%	1.05%	1.15%	1.25%	1.25%
Annual cap on expenses — Class A	1.20%	1.30%	1.40%	1.50%	1.50%
Annual cap on expenses — Class C	1.95%	2.05%	2.15%	2.25%	2.25%
Annual cap on expenses — Class R	Not applicable	1.55%	1.65%	Not applicable	Not applicable

1 Effective January 1, 2007, the Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% for assets over $10 billion.

Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds ("Quasar" or the "Distributor"). The Distributor is affiliated with the Funds' transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%
Class R	0.50%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class C and Class R shareholders.

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within transfer agent fees and expenses in the Statements of Operations.

NOTE 3.

Investments. Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2007 were as follows:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Purchases	$861,408,732	$1,477,098,552	$928,564,724	$131,123,792	$66,352,303
Sales	959,109,744	2,647,252,337	2,010,509,579	228,576,657	108,603,754

The following information is presented on an income tax basis as of June 30, 2007:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Cost of investments(a)	$2,245,485,563	$5,496,137,335	$4,352,937,584	$528,923,758	$125,347,575
Gross unrealized appreciation	276,902,434	956,870,568	930,050,561	159,515,930	26,812,877
Gross unrealized depreciation	(103,280,558)	(232,111,365)	(230,567,335)	(32,520,295)	(1,700,581)
Net unrealized appreciation on investments	173,621,876	724,759,203	699,483,226	126,995,635	25,112,296
Distributable ordinary income (as of 6/30/07)	39,287,374	42,842,222	134,418,656	—	2,519,194
Distributable long-term gains (as of 6/30/07)	89,590,142	333,061,912	354,544,044	44,745,036	6,742,692
Total distributable earnings	128,877,516	375,904,134	488,962,700	44,745,036	9,261,886
Other accumulated losses	—	—	—	—	(136)
Total accumulated earnings (losses)	302,499,392	1,100,663,337	1,188,445,926	171,740,671	34,374,046

(a) Any differences between book and tax cost are due primarily to wash sale losses.

The tax components of distributions paid during the fiscal years ended June 30, 2007 and 2006, capital loss carryovers as of June 30, 2007, and tax basis post-October losses as of June 30, 2007, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2007				June 30, 2006
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Net Capital Loss Carryovers	Post- October Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Core Value	$10,317,533	$33,196,879	$—	$—	$2,813,372	$1,934,386
Large Cap Value	59,398,863	230,563,101	—	—	45,903,198	113,807,789
Mid-Cap Value	18,851,060	416,397,163	—	—	35,465,145	238,296,089
Small Cap Value	16,057,366	44,545,500	—	—	13,770,674	93,812,246
All Cap Value	1,051,874	12,506,624	—	—	2,516,903	8,456,218

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2007.

The Small Cap Value Fund distributed $1,689,943 of earnings and profits to shareholders on redemption of shares. The redemption amount is not included in the amounts shown above. The character of the earnings and profits distributed as redemptions are as follows:

	Ordinary Income	Long-Term Capital Gains
Small Cap Value	$458,666	$1,231,277

NOTE 4.

Capital Share Transactions. Transactions in capital shares for each class were as follows:

	Shares sold		Shares issued upon reinvestment of dividends and distributions		Shares redeemed		Net increase (decrease)
	Shares	Dollar Amount	Shares	Dollar Amount	Shares	Dollar Amount	Shares	Dollar Amount
Period Ended December 31, 2007
Core Value Fund
Class I	24,510,449	$341,659,847	9,509,322	$113,731,487	(14,528,941)	$(197,337,116)	19,490,830	$258,054,218
Class A	1,986,743	27,338,688	1,489,503	17,799,561	(22,166,554)	(297,297,470)	(18,690,308)	(252,159,221)
Class C	356,730	4,444,139	288,252	3,404,262	(4,102,619)	(54,910,539)	(3,457,637)	(47,062,138)
Large Cap Value Fund
Class I	9,526,818	227,460,234	7,856,475	163,356,032	(28,037,934)	(664,254,310)	(10,654,641)	(273,438,044)
Class A	14,256,051	338,526,351	8,601,544	177,527,331	(36,422,892)	(866,078,791)	(13,565,297)	(350,025,109)
Class C	691,836	14,657,779	518,636	10,492,017	(6,788,462)	(159,724,412)	(5,577,990)	(134,574,616)
Class R	570,338	13,157,327	216,591	4,490,275	(1,076,857)	(25,619,252)	(289,928)	(7,971,650)
Mid-Cap Value Fund
Class I	9,172,608	233,843,409	16,402,672	340,519,473	(34,418,314)	(917,112,632)	(8,843,034)	(342,749,750)
Class A	3,709,117	91,162,806	3,879,937	80,081,900	(13,324,966)	(354,763,115)	(5,735,912)	(183,518,409)
Class C	546,481	11,129,234	525,418	10,308,701	(3,600,317)	(90,827,034)	(2,528,418)	(69,389,099)
Class R	334,440	8,323,120	48,592	1,013,628	(309,954)	(8,206,755)	73,078	1,129,993
Small Cap Value Fund
Class I	1,606,169	61,242,331	446,282	15,258,372	(2,297,530)	(93,645,406)	(245,079)	(17,144,703)
Class A	141,263	5,441,012	122,432	4,193,291	(862,324)	(34,520,006)	(598,629)	(24,885,703)
Class C	15,226	502,344	7,448	237,372	(145,871)	(5,490,333)	(123,197)	(4,750,617)
All Cap Value Fund
Class I	97,858	1,869,085	186,218	2,975,756	(612,311)	(11,247,652)	(328,235)	(6,402,811)
Class A	70,982	1,230,110	163,524	2,613,123	(1,163,974)	(21,653,052)	(929,468)	(17,809,819)
Class C	107,701	1,730,510	71,556	1,104,815	(954,379)	(16,948,085)	(775,122)	(14,112,760)

	Shares sold		Shares issued upon reinvestment of dividends and distributions		Shares redeemed		Net increase (decrease)
	Shares	Dollar Amount	Shares	Dollar Amount	Shares	Dollar Amount	Shares	Dollar Amount
Year Ended June 30, 2007
Core Value Fund
Class I	62,917,991	$939,244,432	1,770,792	$25,694,196	(12,066,185)	$(175,332,542)	52,622,598	$789,606,086
Class A	8,097,698	117,576,074	858,676	12,433,625	(17,429,848)	(241,687,112)	(8,473,474)	(111,677,413)
Class C	433,645	6,135,626	207,445	2,974,764	(2,805,864)	(39,433,813)	(2,164,774)	(30,323,423)
Large Cap Value Fund
Class I	23,946,480	608,011,064	4,647,162	116,517,177	(18,799,997)	(476,774,002)	9,793,645	247,754,239
Class A	22,323,575	565,954,627	5,366,709	134,426,367	(39,114,310)	(980,975,663)	(11,424,026)	(280,594,669)
Class C	664,965	16,638,745	715,585	17,901,846	(5,343,562)	(130,918,883)	(3,963,012)	(96,378,292)
Class R	1,009,409	25,517,130	169,798	4,303,628	(834,787)	(21,359,148)	344,420	8,461,610
Mid-Cap Value Fund
Class I	23,698,208	733,839,923	9,832,454	294,481,988	(17,854,797)	(547,394,557)	15,675,865	480,927,354
Class A	5,849,398	180,229,618	3,441,932	102,432,403	(10,920,812)	(332,455,231)	(1,629,482)	(49,793,210)
Class C	261,185	7,676,755	777,590	22,246,843	(1,596,612)	(46,618,392)	(557,837)	(16,694,794)
Class R	250,279	7,755,980	78,035	2,344,158	(254,156)	(7,855,735)	74,158	2,244,403
Small Cap Value Fund
Class I	2,412,047	114,141,991	1,020,657	46,817,547	(4,401,577)	(208,944,803)	(968,873)	(47,985,265)
Class A	239,437	11,405,235	230,978	10,636,541	(1,878,412)	(88,896,469)	(1,407,997)	(66,854,693)
Class C	7,521	341,297	30,536	1,326,479	(178,867)	(8,011,601)	(140,810)	(6,343,825)
All Cap Value Fund
Class I	80,884	1,672,487	192,443	3,831,536	(1,305,914)	(27,156,261)	(1,032,587)	(21,652,238)
Class A	80,242	1,650,418	247,869	4,940,023	(2,100,304)	(42,032,239)	(1,772,193)	(35,441,798)
Class C	59,408	1,183,085	194,014	3,769,705	(1,163,996)	(22,783,386)	(910,574)	(17,830,596)

NOTE 5.

Investments in Affiliated Issuers.  An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of each Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2007, is set forth below:

Large Cap Value Fund
Issuer Name	Share Balance At July 1, 2007	Additions	Reductions	Share Balance At Dec. 31, 2007	Dividend Income	Value At Dec. 31, 2007
Centex Corporation *	2,557,400	5,108,600	4,918,300	2,747,700	$422,440	$69,406,902
Lennar Corporation	7,799,420	5,159,600	5,425,900	7,533,120	1,670,278	131,793,009
					$2,092,718

* Issuer was not an affiliate as of December 31, 2007.

Mid-Cap Value Fund
Issuer Name	Share Balance At July 1, 2007	Additions	Reductions	Share Balance At Dec. 31, 2007	Dividend Income	Value At Dec. 31, 2007
Citadel Broadcasting Corporation	4,187,100	12,549,600	454,800	16,281,900	$—	$33,540,714
Conseco, Inc.*+	7,599,900	1,280,400	1,419,400	7,460,900	—	93,708,904
Con-way, Inc.*	2,680,800	—	799,100	1,881,700	477,650	78,165,818
IKON Office Solutions, Inc.	8,708,300	298,000	1,553,719	7,452,581	699,752	97,032,604
Jones Apparel Group, Inc.	4,693,500	2,123,800	630,900	6,186,400	1,740,732	98,920,536
MI Developments, Inc.	3,420,300	—	748,700	2,671,600	798,711	74,457,492
Rent-A-Center, Inc.+	3,820,300	—	322,900	3,497,400	—	50,782,248
Valassis Communications, Inc.*+	2,456,500	—	144,800	2,311,700	—	27,023,773
					$3,716,845

* Issuer was not an affiliate as of December 31, 2007.

+ Non-income producing security.

Small Cap Value Fund
Issuer Name	Share Balance At July 1, 2007	Additions	Reductions	Share Balance At Dec. 31, 2007	Dividend Income	Value At Dec. 31, 2007
Hudson Highland Group, Inc.+	877,800	640,100	—	1,517,900	$—	$12,765,539
Lodgian, Inc.+	1,573,109	—	77,000	1,496,109	—	16,846,187
Miller Industries, Inc.+	349,100	547,800	—	896,900	—	12,278,561

+ Non-income producing security.

NOTE 6.

Indemnifications. Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, the Funds expect the risk of loss to be remote.

NOTE 7.

New Accounting Standards.  Effective July 1, 2007, the Trust adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes", a clarification of FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds' net assets or results of operations.

In September 2006, the FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the Funds' financial statements has not yet been determined.

Fund Expense Examples (Unaudited)

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (July 1, 2007 – December 31, 2007).

The table below illustrates the Funds' costs in two ways:

Based on Actual Fund Returns. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Based on Hypothetical 5% Yearly Returns. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Based on Actual Fund Returns			Based on Hypothetical 5% Yearly Returns
	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07	Annualized Expense Ratio
Core Value Fund
Class I	$1,000.00	$841.80	$4.40	$1,000.00	$1,020.36	$4.82	0.95%
Class A	1,000.00	840.00	5.55	1,000.00	1,019.10	6.09	1.20
Class C	1,000.00	836.80	9.00	1,000.00	1,015.33	9.88	1.95
Large Cap Value Fund
Class I	1,000.00	849.80	4.56	1,000.00	1,020.21	4.98	0.98
Class A	1,000.00	848.70	5.72	1,000.00	1,018.95	6.24	1.23
Class C	1,000.00	845.70	9.19	1,000.00	1,015.18	10.03	1.98
Class R	1,000.00	847.90	6.87	1,000.00	1,017.70	7.51	1.48
Mid-Cap Value Fund
Class I	1,000.00	774.90	4.60	1,000.00	1,019.96	5.23	1.03
Class A	1,000.00	773.90	5.71	1,000.00	1,018.70	6.50	1.28
Class C	1,000.00	771.10	9.04	1,000.00	1,014.93	10.28	2.03
Class R	1,000.00	772.80	6.82	1,000.00	1,017.44	7.76	1.53
Small Cap Value Fund
Class I	1,000.00	742.70	4.69	1,000.00	1,019.76	5.43	1.07
Class A	1,000.00	741.60	5.78	1,000.00	1,018.50	6.70	1.32
Class C	1,000.00	739.00	9.00	1,000.00	1,014.78	10.43	2.06
All Cap Value Fund
Class I	1,000.00	818.80	4.71	1,000.00	1,019.96	5.23	1.03
Class A	1,000.00	817.40	5.80	1,000.00	1,018.75	6.44	1.27
Class C	1,000.00	814.30	9.21	1,000.00	1,014.98	10.23	2.02

* Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by the number of days in the most recent fiscal year (366).

(This page intentionally left blank)

ADVISOR

Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

This report is for the information of shareholders of the Hotchkis and Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available without charge on the Funds' website at www.hwcm.com and on the SEC's website at http://www.sec.gov.

Hotchkis and Wiley Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available free of charge on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (1-202-551-8090). The Forms N-Q are also available on our website at http://www.hwcm.com under the "Download Center".

HOTCHKIS AND WILEY FUNDS

725 SOUTH FIGUEROA STREET, 39th Floor

LOS ANGELES, CALIFORNIA 90017-5439

www.hwcm.com

1.866.HW.FUNDS (1.866.493.8637)

CODE #HWF-SAR-1207-0208

DECEMBER 31, 2007

SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee.  Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the registrant’s Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

Item 11. Controls and Procedures.

(a)  The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 (the “Act”) have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Act), that such controls and procedures are effective, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year which has materially affected, or is reasonably likely to materially affect, the registrant’s internal  control over financial reporting.

Item 12. Exhibits.

(a)       (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)       Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis and Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President

Date	February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President

Date	February 27, 2008

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Treasurer

Date	February 27, 2008